PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 7:-	PROPERTY AND EQUIPMENT

	December 31,
	2010	2011
Cost:

Buildings and leasehold improvements	$342	$472
Computers and peripheral equipment	9,121	9,396
Office furniture and equipment	1,663	1,790
Motor vehicles	125	243
Software	2,353	2,469

	13,604	14,370
Accumulated depreciation:

Buildings and leasehold improvements	160	205
Computers and peripheral equipment	8,723	9,103
Office furniture and equipment	1,219	1,250
Motor vehicles	72	97
Software	1,603	1,686

	11,777	12,341

Depreciated cost	$1,827	$2,029

Depreciation expenses amounted to $ 910, $ 626 and $ 630 for the years ended December 31, 2009, 2010 and 2011, respectively.